Restatement -Statement of Operation and Comprehensive loss Restatement Adjustments (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement
Revenue, net	$ 351	$ 542	$ 305	$ 847	$ 1,198	$ 2,566	$ 1,336
Costs and operating expenses:
Cost of revenue (exclusive of depreciation and amortization shown separately below)	888	623	353	976	1,864	3,583	1,688
Technology and development	7,691	3,902	2,482	6,384	14,075	26,265	7,683
Sales and marketing	4,963	3,530	2,454	5,984	10,947	22,920	7,039
General and administrative	6,665	6,649	2,932	9,581	16,246	104,144	10,173
Depreciation and amortization	1,108	1,130	1,025	2,155	3,263	4,411	4,077
Total costs and operating expenses	21,315	15,834	9,246	25,080	46,395	161,323	30,660
Loss from operations	(20,964)	(15,292)	(8,941)	(24,233)	(45,197)	(158,757)	(29,324)
Loss on issuance of convertible loan notes	0	(20,666)	(33,301)	(53,967)	(53,967)	(53,967)	(16,036)
Loss on fair value of derivative liability	3,268	42,033	(56,902)	(14,869)	(11,601)	12,922	(11,133)
Loss on fair value of Advanced Subscription Agreements	162	(3,360)	(1,272)	(4,632)	(4,470)	(4,470)	(1,878)
Interest expense	(2,954)	(2,455)	(1,862)	(4,317)	(7,271)	(9,597)	(2,594)
Other expense, net	(383)	(6)	(79)	(85)	(468)	678	687
Net loss	(20,871)	254	(102,357)	(102,103)	(122,974)	(217,778)	(60,278)
Other comprehensive loss:
Foreign currency exchange translation adjustment	2,821	255	(571)	(316)	2,505	2,541	(2,555)
Total comprehensive loss	$ (18,050)	$ 509	$ (102,928)	$ (102,419)	$ (120,469)	$ (215,237)	$ (62,833)
Net loss per common share - basic (dollar per share)	$ (0.56)	$ 0.01	$ (2.81)	$ (2.80)	$ (3.35)	$ (5.00)	$ (1.66)
Net loss per common share - diluted ( dollar per share)	$ (0.56)	$ 0.01	$ (2.81)	$ (2.80)	$ (3.35)	$ (5.00)	$ (1.66)
Weighted-average basic common shares (shares)	37,162,062	36,463,696	36,463,696	36,463,696	36,699,038	43,553,504	36,285,113
Weighted-average diluted common shares (shares)	37,162,062	39,343,859	36,463,696	36,463,696	36,699,038	43,553,504	36,285,113
Valuation Adjustment
Other comprehensive loss:
Weighted-average diluted common shares (shares)			0
Reported
Error Corrections and Prior Period Adjustments Restatement
Revenue, net	$ 351	$ 542	$ 305	$ 847	$ 1,198		$ 1,336
Costs and operating expenses:
Cost of revenue (exclusive of depreciation and amortization shown separately below)	888	1,543	799	2,342	1,864		1,688
Technology and development	7,691	3,877	2,618	6,495	14,075		7,683
Sales and marketing	4,963	3,572	2,567	6,139	10,947		7,039
General and administrative	6,665	5,712	2,237	7,949	16,246		10,173
Depreciation and amortization	1,108	1,130	1,025	2,155	3,263		4,077
Total costs and operating expenses	21,315	15,834	9,246	25,080	46,395		30,660
Loss from operations	(20,964)	(15,292)	(8,941)	(24,233)	(45,197)		(29,324)
Loss on issuance of convertible loan notes	0	(16,899)	(27,343)	(44,242)	(44,242)		(13,112)
Loss on fair value of derivative liability	(1,637)	(16,456)	(40,160)	(56,616)	(58,253)		(8,724)
Loss on fair value of Advanced Subscription Agreements	288	(5,717)	(1,048)	(6,765)	(6,477)		(1,808)
Interest expense	(2,954)	(2,455)	(1,862)	(4,317)	(7,271)		(2,594)
Other expense, net	(383)	(6)	(79)	(85)	(468)		687
Net loss	(25,650)	(56,825)	(79,433)	(136,258)	(161,908)		(54,875)
Other comprehensive loss:
Foreign currency exchange translation adjustment	3,591	759	(324)	435	4,026		(2,220)
Total comprehensive loss	$ (22,059)	$ (56,066)	$ (79,757)	$ (135,823)	$ (157,882)		$ (57,095)
Net loss per common share - basic (dollar per share)	$ (0.69)	$ (1.56)	$ (2.18)	$ (3.74)	$ (4.41)		$ (1.51)
Net loss per common share - diluted ( dollar per share)	$ (0.69)	$ (1.56)	$ (2.18)	$ (3.74)	$ (4.41)		$ (1.51)
Weighted-average basic common shares (shares)	37,162,062	36,463,696	36,463,696	36,463,696	36,699,038		36,285,113
Weighted-average diluted common shares (shares)	37,162,062	36,463,696	36,463,696	36,463,696	36,699,038		36,285,113
Valuation Adjustments
Error Corrections and Prior Period Adjustments Restatement
Revenue, net	$ 0				$ 0		$ 0
Costs and operating expenses:
Cost of revenue (exclusive of depreciation and amortization shown separately below)	0				0		0
Technology and development	0				0		0
Sales and marketing	0				0		0
General and administrative	0				0		0
Depreciation and amortization	0				0		0
Total costs and operating expenses	0				0		0
Loss from operations	0				0		0
Loss on issuance of convertible loan notes	0				(9,725)		(2,924)
Loss on fair value of derivative liability	4,905		$ (16,742)	$ 41,747	46,652		(2,409)
Loss on fair value of Advanced Subscription Agreements	(126)		(224)	2,133	2,007		(70)
Interest expense	0				0		0
Other expense, net	0				0		0
Net loss	4,779		$ (22,924)	34,155	38,934		(5,403)
Other comprehensive loss:
Foreign currency exchange translation adjustment	(770)				(1,521)		(335)
Total comprehensive loss	$ 4,009				$ 37,413		$ (5,738)
Net loss per common share - basic (dollar per share)	$ 0.13				$ 1.06		$ (0.15)
Net loss per common share - diluted ( dollar per share)	$ 0.13		$ (0.63)		$ 1.06		$ (0.15)
Weighted-average basic common shares (shares)	0				0		0
Weighted-average diluted common shares (shares)	0				0		0
Valuation Adjustments | Expense Allocation
Error Corrections and Prior Period Adjustments Restatement
Revenue, net		$ 0	$ 0	0
Costs and operating expenses:
Cost of revenue (exclusive of depreciation and amortization shown separately below)		(920)	(446)	(1,366)
Technology and development		25	(136)	(111)
Sales and marketing		(42)	(113)	(155)
General and administrative		937	695	1,632
Depreciation and amortization		0		0
Total costs and operating expenses		0		0
Loss from operations		$ 0		0
Loss on issuance of convertible loan notes				0
Loss on fair value of derivative liability				0
Loss on fair value of Advanced Subscription Agreements				0
Interest expense				0
Other expense, net				0
Net loss				0
Other comprehensive loss:
Foreign currency exchange translation adjustment				0
Total comprehensive loss				$ 0
Net loss per common share - basic (dollar per share)				$ 0
Net loss per common share - diluted ( dollar per share)				$ 0
Weighted-average basic common shares (shares)		0		0
Weighted-average diluted common shares (shares)				0
Valuation Adjustments | Valuation Adjustment
Error Corrections and Prior Period Adjustments Restatement
Revenue, net				$ 0
Costs and operating expenses:
Cost of revenue (exclusive of depreciation and amortization shown separately below)				0
Technology and development				0
Sales and marketing				0
General and administrative				0
Depreciation and amortization				0
Total costs and operating expenses				0
Loss from operations				0
Loss on issuance of convertible loan notes		$ (3,767)	(5,958)	(9,725)
Loss on fair value of derivative liability		58,489	(16,742)	41,747
Loss on fair value of Advanced Subscription Agreements		2,357	(224)	2,133
Interest expense			0	0
Other expense, net			0	0
Net loss		57,079	(22,924)	34,155
Other comprehensive loss:
Foreign currency exchange translation adjustment		(504)	(247)	(751)
Total comprehensive loss		$ 56,575	$ (23,171)	$ 33,404
Net loss per common share - basic (dollar per share)		$ 1.57	$ (0.63)	$ 0.94
Net loss per common share - diluted ( dollar per share)		$ 1.57		$ 0.94
Weighted-average basic common shares (shares)		0		0
Weighted-average diluted common shares (shares)		2,880,163		0
Valuation Adjustments | Public Warrant Liability
Other comprehensive loss:
Weighted-average diluted common shares (shares)		1,826,890
Valuation Adjustments | ASA
Other comprehensive loss:
Weighted-average diluted common shares (shares)		1,053,273
Expense Allocation Adjustments
Other comprehensive loss:
Net loss per common share - diluted ( dollar per share)			$ 0.00
Weighted-average diluted common shares (shares)			0